Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtedness - Recurring fair value measurement [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
6.5% Senior Notes [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtedness [Line Items]
Term Loan	77.65%	104.76%
4.875% Senior Secured Notes [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtedness [Line Items]
Term Loan	88.72%	103.64%
5.625% Senior Secured Notes [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtedness [Line Items]
Term Loan	94.09%
Term Loan B – U.S. Facility [Member] | Senior Secured Credit Facilities [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtedness [Line Items]
Term Loan	88.25%	98.88%